As filed with the Securities and Exchange Commission on March 12, 2013

Securities Act File No. 033-67852

Investment Company Act File No. 811-07978

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 87	☒

and/or

Registration Statement Under The Investment Company Act Of 1940	☒

Amendment No. 88 (Check appropriate box or boxes)	☒

ING MAYFLOWER TRUST

(Exact Name of Registrant Specified in Charter)

7337 E. Doubletree Ranch Road, Suite 100

Scottsdale, AZ 85258

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (800) 992-0180

Huey P. Falgout, Jr. ING Investments, LLC 7337 E. Doubletree Ranch Road Scottsdale, AZ 85258 (Name and Address of Agent for Service)	With copies to: Jeffrey S. Puretz, Esq. Dechert, LLP 1900 K Street, N.W. Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)	☐	on (date), pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)	☐	on (date), pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)	☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 87 to its Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 87 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and the State of Arizona on the 12th day of March, 2013.

ING MAYFLOWER TRUST

By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date
	Interested Trustee and President and Chief Executive Officer	March 12, 2013
Shaun P. Mathews*
	Senior Vice President Chief/Principal Financial Officer and Assistant Secretary	March 12, 2013
Todd Modic*
	Trustee	March 12, 2013
John V. Boyer*
	Trustee	March 12, 2013
Patricia W. Chadwick*
	Trustee	March 12, 2013
J. Michael Earley*
	Trustee	March 12, 2013
Colleen D. Baldwin*
	Trustee	March 12, 2013
Patrick W. Kenny *
	Interested Trustee	March 12, 2013
Robert W. Crispin*
	Trustee	March 12, 2013
Sheryl K. Pressler*
	Trustee	March 12, 2013
Peter S. Drotch*
	Trustee	March 12, 2013
Roger B. Vincent*

* By: /s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Attorney-in-Fact**

**

Powers of Attorney for Todd Modic, Shaun Mathews and each Trustee dated May 23, 2013 were filed as attachments to Post-Effective Amendment No. 82 to the Registrant’s Registration Statement on Form N-1A on December 21, 2012 and are incorporated herein by reference.

EXHIBIT INDEX

ING MAYFLOWER TRUST

EXHIBIT NUMBER	EXHIBIT DESCRIPTION
EX-101.INS	XBRL INSTANCE DOCUMENT
EX-101.SCH	XBRL TAXONOMY EXTENSION SCHEMA DOCUMENT
EX-101.CAL	XBRL TAXONOMY EXTENSION CALCULATION LINKBASE
EX-101.DEF	XBRL TAXONOMY EXTENSION DEFINITION LINKBASE
EX-101.LAB	XBRL TAXONOMY EXTENSION LABELS LINKBASE
EX-101.PRE	XBRL TAXONOMY EXTENSION PRESENTATION LINKBASE